Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Goodwill [Line Items]
Balance at beginning	$ 3,162,499	$ 5,406,319
Impairment charges	(1,207,234)	(2,243,820)
Disposal of subsidiary	(1,349,681)
Balance at ending	605,584	3,162,499
HWN [Member]
Schedule of Goodwill [Line Items]
Balance at beginning	1,732,431	1,732,431
Impairment charges
Disposal of subsidiary	(1,349,681)
Balance at ending	382,750	1,732,431
SVC [Member]
Schedule of Goodwill [Line Items]
Balance at beginning	1,430,068	3,673,888
Impairment charges	(1,207,234)	(2,243,820)
Disposal of subsidiary
Balance at ending	$ 222,834	$ 1,430,068